SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses:
Share-based compensation	1.40%	3.70%	0.00%
Others	0.90%	1.10%	1.60%
Tax rate differential	(0.50%)	(0.90%)	(3.60%)
Effect of PRC preferential tax rate	(9.00%)	(11.10%)	(10.90%)
Bonus deduction on research and development expenses	(2.30%)	(1.50%)	(1.50%)
Change in valuation allowance	0.40%	(0.60%)	5.30%
Repatriation tax	(4.50%)	29.40%	0.00%
Tax effect of equity method investment	0.30%	(0.60%)	0.40%
Excess tax benefits from stock option exercises	(0.80%)	(0.70%)	0.00%
Effective income tax rate	10.90%	43.80%	16.30%